Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 7,453.4	$ 7,731.7
Accumulated depreciation and amortization	(3,000.1)	(2,798.7)
Property, plant and equipment, net	4,453.3	4,933.0
Cumulative capitalized interest, net of amortization	110.9	103.9
Tarkwa Mine
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	9.0	10.9
Cerro Corona
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	34.5	43.0
South Africa
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	67.4	50.0
Mining Properties, Mine Development Costs, Mine Plant Facilities and Mineral Interest
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	3,807.2	4,285.1
Asset Retirement Costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	105.7	89.3
Other Non-Mining Assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 540.4	$ 558.6